NON-INTEREST EXPENSE	12 Months Ended
Sep. 30, 2011
Notes to Financial Statements
NON-INTEREST EXPENSE

 11.           NON-INTEREST EXPENSE

Occupancy, equipment and data processing expenses consisted of the following:

	Year Ended September 30,
	2011	2010	2009
Occupancy, including depreciation, insurance,
rent, utilities, etc.	$2,278	$2,398	$2,307
Equipment, including depreciation, telephone, etc.	2,623	2,528	2,458
Data processing	1,219	1,403	1,479

	$6,120	$6,329	$6,244

Other operating expenses consisted of the following:

	Year Ended September 30,
	2011	2010	2009

Stationery, printing and postage	$1,048	$1,103	$950
Debit card expense, and other deposit related costs	1,972	1,648	1,731
Other	1,196	1,583	1,637

	$4,216	$4,334	$4,318